Significant accounting policies - Restatement of Previously issued Consolidated Statement of Financial Position (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Other assets	€ 8,300,341	€ 3,593,785	€ 3,264,236	€ 3,264,236
Current assets	133,849,872	128,384,683	52,385,560	52,385,560
Total assets	(161,666,399)	(149,852,136)	(77,320,843)	(77,320,843)
Capital reserve	88,506,026	88,506,026	4,169,843
Accumulated Deficit	(26,787,316)	(15,031,232)	(10,111,748)	(10,111,748)
Equity attributable to equity holders of the parent	64,998,011	77,628,319	(2,980,126)	(2,980,126)
Total Equity	65,513,401	77,905,223	(2,698,468)	(2,698,468)		€ 13,102,446
Deferred tax liabilities	3,781		145,456	145,456
Total equity and liabilities	€ 161,666,399	149,852,136	€ 77,320,843	77,320,843
As Reported
Disclosure of initial application of standards or interpretations [line items]
Other assets				7,603,338
Current assets				56,724,662
Total assets				(81,659,945)
Capital reserve		83,422,824
Accumulated Deficit		(9,948,029)		(6,331,002)
Equity attributable to equity holders of the parent		77,628,319		800,621
Total Equity		77,905,223		1,082,279
Deferred tax liabilities				703,812
Total equity and liabilities		149,852,136		81,659,946
Adjustment
Disclosure of initial application of standards or interpretations [line items]
Other assets				(4,339,102)
Current assets				(4,339,102)
Total assets				4,339,102
Capital reserve		5,083,202
Accumulated Deficit		€ (5,083,203)		(3,780,746)
Equity attributable to equity holders of the parent				(3,780,746)
Total Equity				(3,780,746)	€ 1,121,000
Deferred tax liabilities				(558,356)
Total equity and liabilities				€ (4,339,102)